Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 3,231.5	$ 49.6	₨ 2,679.4
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	103,900.0		73,200.0
Outstanding Undrawn commitments to provide loans and financing to customers	452,000.0	6,900.0	419,000.0
Unconditional cancellable commitments	2,738,500.0	42,100.0	2,159,000.0
Guarantees
Financial Instruments [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	2,545.2		977.2
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 2,825.4	$ 43.4	₨ 2,339.2
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	14 years 10 months 24 days